Employee Benefit Plans (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Schedule Of Defined Benefit Plans [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 333,320,000	$ 383,453,000
United States Pension Plans of US Entity, Defined Benefit [Member]
Schedule Of Defined Benefit Plans [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 477,667,000	$ 494,269,000